Operating Segments - Segment Results for Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [Line Items]
Revenue	$ 1,109,800	$ 912,643	$ 928,258
Payments to repair centers	82,954	43,942	32,047
Revenue less repair payments (non-GAAP)	1,026,846	868,701	896,211
Depreciation	50,003	48,923	47,220
Other costs	757,068	632,772	645,145
Impairment of goodwill	0	0	4,085
Other income, net	(13,867)	(12,464)	(14,375)
Finance expense	13,387	14,827	17,011
Income tax expense	32,439	30,074	27,183
Segment profit	187,816	154,569	169,942
Amortization of intangible assets	11,550	13,722	15,653
Share-based compensation expense	44,165	38,230	37,520
Profit after tax	132,101	102,617	116,769
Addition to non-current assets	41,326	48,598	44,733
Total assets, net of elimination	1,164,492	1,106,148	1,012,329
Total liabilities, net of elimination	410,489	422,056	425,219
External customers [member]
Disclosure of operating segments [Line Items]
Revenue	1,109,800	912,643	928,258
Operating segments [member]
Disclosure of operating segments [Line Items]
Segment operating profit/(loss)	219,775	187,006	199,761
Segment profit before income taxes	220,255	184,643	197,125
Operating segments [member] | WNS Global BPM [member]
Disclosure of operating segments [Line Items]
Revenue	1,014,671	858,368	882,016
Revenue less repair payments (non-GAAP)	1,014,671	858,368	882,016
Depreciation	49,277	48,302	46,722
Other costs	742,745	620,487	630,375
Segment operating profit/(loss)	222,649	189,579	204,919
Other income, net	(13,134)	(11,847)	(13,298)
Finance expense	13,323	14,758	16,932
Segment profit before income taxes	222,460	186,668	201,285
Income tax expense	32,703	29,661	27,387
Segment profit	189,757	157,007	173,898
Addition to non-current assets	39,094	46,806	42,973
Total assets, net of elimination	1,044,865	979,281	892,572
Total liabilities, net of elimination	319,936	329,192	339,660
Operating segments [member] | WNS Global BPM [member] | External customers [member]
Disclosure of operating segments [Line Items]
Revenue	1,013,677	858,023	881,840
Operating segments [member] | WNS Auto Claims BPM [member]
Disclosure of operating segments [Line Items]
Revenue	96,123	54,620	46,418
Payments to repair centers	82,954	43,942	32,047
Revenue less repair payments (non-GAAP)	13,169	10,678	14,371
Depreciation	726	621	498
Other costs	15,317	12,630	14,946
Impairment of goodwill			4,085
Segment operating profit/(loss)	(2,874)	(2,573)	(5,158)
Other income, net	(733)	(617)	(1,077)
Finance expense	64	69	79
Segment profit before income taxes	(2,205)	(2,025)	(4,160)
Income tax expense	(264)	413	(204)
Segment profit	(1,941)	(2,438)	(3,956)
Addition to non-current assets	2,232	1,792	1,760
Total assets, net of elimination	119,627	126,867	119,757
Total liabilities, net of elimination	90,553	92,864	85,559
Operating segments [member] | WNS Auto Claims BPM [member] | External customers [member]
Disclosure of operating segments [Line Items]
Revenue	96,123	54,620	46,418
Inter segments [member]
Disclosure of operating segments [Line Items]
Revenue	(994)	(345)	(176)
Revenue less repair payments (non-GAAP)	(994)	(345)	(176)
Other costs	$ (994)	$ (345)	$ (176)